Financial Instruments - Summary of Fair Value of Liabilities Measurement Using Significant Unobservable Inputs (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Opening balance	$ 11,664.6
Ending balance	11,936.2	$ 11,664.6
Opening balance	7,723.4
Exchange variation	(3.2)	0.5	$ 3.0
Ending balance	7,754.2	7,723.4
Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Opening balance	35.0
Adding Shares	47.4	35.0
Reversal Claims	(35.0)
Remesurement	11.5
Exchange variation	(0.1)
Ending balance	58.8	35.0
Opening balance	122.2	113.5
Market Value	(12.7)	27.6
Exchange variation	(0.6)	(18.9)
Ending balance	$ 108.9	$ 122.2	$ 113.5